Condensed Consolidating Guarantor Information	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Guarantor Information [Abstract]
Condensed Consolidating Guarantor Information

19.    Condensed Consolidating Guarantor Information

As discussed in Note 10, Debt, Visant's obligations under the Credit Facilities and the Senior Notes are guaranteed by certain of its wholly-owned subsidiaries on a full, unconditional and joint and several basis. The following tables present condensed consolidating financial information for Visant, as issuer, and its guarantor and non-guarantor subsidiaries. Immaterial amounts previously reported in the "Guarantors" and "Eliminations" column for "Net sales" and "Cost of products sold" in the years ended January 1, 2011 and January 2, 2010 have been adjusted in order to present the elimination of transactions amongst guarantors.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

2011

			Non-
In thousands	Visant	Guarantors	Guarantors	Eliminations	Total
Net sales	$—	$1,154,477	$86,383	$(23,068)	$1,217,792
Cost of products sold	—	538,404	57,221	(23,014)	572,611

Gross profit	—	616,073	29,162	(54)	645,181
Selling and administrative expenses	2,943	427,731	19,127	—	449,801
Gain on sale of assets	—	(910)	—	—	(910)
Special charges	320	44,064	29	—	44,413

Operating (loss) income	(3,263)	145,188	10,006	(54)	151,877
Net interest expense	161,931	140,055	142	(137,992)	164,136

(Loss) income before income taxes	(165,194)	5,133	9,864	137,938	(12,259)
(Benefit from) provision for income taxes	(8,966)	9,906	1,709	(24)	2,625

(Loss) income from operations	(156,228)	(4,773)	8,155	137,962	(14,884)
Equity (earnings) in subsidiary, net of tax	(141,344)	(8,155)	—	149,499	—

Net (loss) income	$(14,884)	$3,382	$8,155	$(11,537)	$(14,884)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

2010

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total

Net sales	$—	$1,193,546	$60,200	$(12,859)	$1,240,887
Cost of products sold	—	553,225	36,299	(12,674)	576,850

Gross profit	—	640,321	23,901	(185)	664,037
Selling and administrative expenses	4,751	439,652	16,824	—	461,227
Loss on sale of assets	—	269	—	—	269
Special charges	—	4,298	422	—	4,720

Operating (loss) income	(4,751)	196,102	6,655	(185)	197,821
Loss on repurchase and redemption of debt	9,693	—	—	—	9,693

(Loss) income before interest and taxes	(14,444)	196,102	6,655	(185)	188,128
Net interest expense	88,853	54,919	36	(52,515)	91,293

(Loss) income before income taxes	(103,297)	141,183	6,619	52,330	96,835
(Benefit from) provision for income taxes	(18,896)	59,035	601	(72)	40,668

(Loss) income from operations	(84,401)	82,148	6,018	52,402	56,167
Equity (earnings) in subsidiary, net of tax	(140,568)	(6,018)	—	146,586	—

Net income	$56,167	$88,166	$6,018	$(94,184)	$56,167

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

2009

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
Net sales	$—	$1,215,250	$51,567	$(11,492)	$1,255,325
Cost of products sold	—	569,287	30,936	(11,440)	588,783

Gross profit	—	645,963	20,631	(52)	666,542
Selling and administrative expenses	—	437,118	14,185	—	451,303
Gain on disposal of fixed assets	—	(1,405)	—	—	(1,405)
Special charges	(1)	14,465	22	—	14,486

Operating income	1	195,785	6,424	(52)	202,158
Net interest expense	67,193	41,815	173	(53,892)	55,289

(Loss) income before income taxes	(67,192)	153,970	6,251	53,840	146,869
(Benefit from) provision for income taxes	(4,244)	59,412	1,061	(20)	56,209

(Loss) income from operations	(62,948)	94,558	5,190	53,860	90,660
Equity (earnings) loss in subsidiary, net of tax	(153,608)	(5,190)	—	158,798	—

Net income	$90,660	$99,748	$5,190	$(104,938)	$90,660

CONDENSED CONSOLIDATING BALANCE SHEET

2011

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
ASSETS
Cash and cash equivalents	$30,138	$2,334	$3,542	$—	$36,014
Accounts receivable, net	1,099	96,626	15,113	—	112,838
Inventories	—	104,998	4,652	(360)	109,290
Salespersons overdrafts, net	—	29,158	916	—	30,074
Prepaid expenses and other current assets	—	18,434	879	—	19,313
Income tax receivable	2,022	—	—	—	2,022
Intercompany receivable	—	12,400	—	(12,400)	—
Deferred income taxes	3,006	18,806	84	—	21,896

Total current assets	36,265	282,756	25,186	(12,760)	331,447
Property, plant and equipment, net	172	208,524	1,354	—	210,050
Goodwill	—	959,004	24,110	—	983,114
Intangibles, net	—	438,022	10,372	—	448,394
Deferred financing costs, net	52,486	—	—	—	52,486
Deferred income taxes	—	—	2,564	—	2,564
Intercompany receivable	592,610	14,303	56,229	(663,142)	—
Other assets	847	10,429	257	—	11,533
Investment in subsidiaries	812,921	97,270	—	(910,191)	—
Prepaid pension costs	—	4,906	—	—	4,906

	$1,495,301	$2,015,214	$120,072	$(1,586,093)	$2,044,494

LIABILITIES AND STOCKHOLDER'S (DEFICIT) EQUITY
Accounts payable	$5,135	$44,647	$5,570	$(2)	$55,350
Accrued employee compensation	6,579	21,405	2,563	—	30,547
Customer deposits	—	168,904	8,092	—	176,996
Commissions payable	—	20,651	714	—	21,365
Income taxes payable	28,478	1,414	62	(142)	29,812
Interest payable	34,204	90	—	—	34,294
Current portion of long-term debt and capital leases	12	3,996	18	—	4,026
Intercompany payable	12,075	(4,275)	4,598	(12,398)	—
Other accrued liabilities	13,553	21,673	1,158	—	36,384

Total current liabilities	100,036	278,505	22,775	(12,542)	388,774
Long-term debt and capital leases, less current maturities	1,905,214	8,351	14	—	1,913,579
Intercompany payable	14,303	649,057	—	(663,360)	—
Deferred income taxes	(5,783)	163,878	—	—	158,095
Pension liabilities, net	18,274	78,900	—	—	97,174
Other noncurrent liabilities	21,236	23,602	13	—	44,851

Total liabilities	2,053,280	1,202,293	22,802	(675,902)	2,602,473
Mezzanine equity	578	—	—	—	578
Stockholder's (deficit) equity	(558,557)	812,921	97,270	(910,191)	(558,557)

	$1,495,301	$2,015,214	$120,072	$(1,586,093)	$2,044,494

CONDENSED CONSOLIDATING BALANCE SHEET

2010

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
ASSETS
Cash and cash equivalents	$46,794	$8,098	$5,305	$—	$60,197
Accounts receivable, net	1,307	104,973	5,960	—	112,240
Inventories	—	98,897	3,856	(307)	102,446
Salespersons overdrafts, net	—	29,592	1,027	—	30,619
Prepaid expenses and other current assets	1,416	16,531	348	—	18,295
Intercompany receivable	379	12,331	—	(12,710)	—
Deferred income taxes	2,932	17,983	139	—	21,054

Total current assets	52,828	288,405	16,635	(13,017)	344,851
Property, plant and equipment, net	324	213,306	821	—	214,451
Goodwill	—	983,904	24,595	—	1,008,499
Intangibles, net	—	493,305	10,504	—	503,809
Deferred financing costs, net	50,174	—	—	—	50,174
Deferred income taxes	—	—	2,690	—	2,690
Intercompany receivable	1,127,989	504,988	52,879	(1,685,856)	—
Other assets	2,184	11,533	72	—	13,789
Investment in subsidiaries	838,540	90,252	—	(928,792)	—
Prepaid pension costs	—	5,712	—	—	5,712

	$2,072,039	$2,591,405	$108,196	$(2,627,665)	$2,143,975

LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Accounts payable	$5,676	$43,782	$2,270	$—	$51,728
Accrued employee compensation	6,834	21,776	2,238	—	30,848
Customer deposits	—	175,042	8,266	—	183,308
Commissions payable	—	21,161	804	—	21,965
Income taxes payable	25,686	2,174	1,536	(119)	29,277
Interest payable	37,815	99	—	—	37,914
Current portion of long-term debt and capital leases	12,513	3,740	7	—	16,260
Intercompany payable	7,879	3,757	1,074	(12,710)	—
Other accrued liabilities	7,046	24,671	627	—	32,344

Total current liabilities	103,449	296,202	16,822	(12,829)	403,644
Long-term debt and capital leases, less current maturities	1,960,675	11,787	7	—	1,972,469
Intercompany payable	504,866	1,181,178	—	(1,686,044)	—
Deferred income taxes	(11,979)	193,659	—	—	181,680
Pension liabilities, net	606	53,067	—	—	53,673
Other noncurrent liabilities	24,434	16,972	1,115	—	42,521

Total liabilities	2,582,051	1,752,865	17,944	(1,698,873)	2,653,987
Mezzanine equity	145	—	—	—	145
Stockholders' (deficit) equity	(510,157)	838,540	90,252	(928,792)	(510,157)

	$2,072,039	$2,591,405	$108,196	$(2,627,665)	$2,143,975

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

2011

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
Net (loss) income	$(14,884)	$3,382	$8,155	$(11,537)	(14,884)
Other cash provided by (used in) operating activities	24,825	109,545	(8,495)	11,538	137,413

Net cash provided by (used in) operating activities	9,941	112,927	(340)	1	122,529
Purchases of property, plant and equipment	—	(54,648)	(877)	—	(55,525)
Additions to intangibles	—	(212)	—	—	(212)
Proceeds from sale of property and equipment	—	6,734	—	—	6,734
Acquisition of business, net of cash acquired	—	(4,681)	—	—	(4,681)
Other investing activities, net	—	(1,233)	1,233	—	—

Net cash (used in) provided by investing activities	—	(54,040)	356	—	(53,684)
Short-term borrowings	83,000	—	—	—	83,000
Short-term repayments	(83,000)	—	—	—	(83,000)
Repayments of long-term debt and capital leases	(72,479)	(3,802)	(16)	—	(76,297)
Proceeds from issuance of long-term debt	—	349	—	—	349
Intercompany payable (receivable)	62,461	(62,460)	—	(1)	—
Dividends	—	1,262	(1,262)	—	—
Debt financing costs	(16,579)	—	—	—	(16,579)

Net cash used in financing activities	(26,597)	(64,651)	(1,278)	(1)	(92,527)
Effect of exchange rate changes on cash and cash equivalents	—	—	(501)	—	(501)

Decrease in cash and cash equivalents	(16,656)	(5,764)	(1,763)	—	(24,183)
Cash and cash equivalents, beginning of period	46,794	8,098	5,305	—	60,197

Cash and cash equivalents, end of period	$30,138	$2,334	$3,542	$—	$36,014

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

2010

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
Net income	$56,167	$88,166	$6,018	$(94,184)	$56,167
Other cash (used in) provided by operating activities	(17,216)	81,238	(9,638)	94,184	148,568

Net cash provided by (used in) operating activities	38,951	169,404	(3,620)	—	204,735
Purchases of property, plant and equipment	—	(50,108)	(115)	—	(50,223)
Additions to intangibles	—	(1,039)	—	—	(1,039)
Proceeds from sale of property and equipment	—	751	—	—	751
Acquisition of businesses, net of cash acquired	—	(9,896)	—	—	(9,896)
Other investing activities, net	—	9	—	—	9

Net cash used in investing activities	—	(60,283)	(115)	—	(60,398)
Short-term borrowings	329,400	—	—	—	329,400
Short-term repayments	(329,400)	—	—	—	(329,400)
Repayment of long-term debt and capital leases	(820,721)	(2,916)	(561)	—	(824,198)
Proceeds from issuance of long-term debt	1,975,000	8,234	—	—	1,983,234
Intercompany payable (receivable)	111,217	(111,217)	—	—	—
Distribution to shareholder	(1,303,731)	—	—	—	(1,303,731)
Debt financing costs and related expenses	(52,262)	—	—	—	(52,262)
Other financing activities	—	1,051	(1,051)	—	—

Net cash used in financing activities	(90,497)	(104,848)	(1,612)	—	(196,957)
Effect of exchange rate changes on cash and cash equivalents	—	—	(276)	—	(276)

(Decrease) increase in cash and cash equivalents	(51,546)	4,273	(5,623)	—	(52,896)
Cash and cash equivalents, beginning of period	98,340	3,825	10,928	—	113,093

Cash and cash equivalents, end of period	$46,794	$8,098	$5,305	$—	$60,197

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

2009

In thousands	Visant	Guarantors	Non- Guarantors	Eliminations	Total
Net income	$90,660	$99,748	$5,190	$(104,938)	$90,660
Other cash (used in) provided by operating activities	(109,842)	119,575	(1,596)	108,293	116,430

Net cash (used in) provided by operating activities	(19,182)	219,323	3,594	3,355	207,090
Purchases of property, plant and equipment	—	(46,136)	(2)	—	(46,138)
Additions to intangibles	—	(917)	—	—	(917)
Proceeds from sale of property and equipment	—	3,491	—	—	3,491
Acquisition of business, net of cash acquired	1,432	(2,301)	—	—	(869)

Net cash provided by (used in) investing activities	1,432	(45,863)	(2)	—	(44,433)
Short-term (repayments) borrowings	(137,000)	1,069	—	—	(135,931)
Repayment of long-term debt and capital leases	—	(71)	(7)	—	(78)
Proceeds from issuance of long-term debt	—	8,394	—	—	8,394
Intercompany payable (receivable)	189,839	(186,484)	—	(3,355)	—
Distribution to shareholder	(36,569)	—	—	—	(36,569)
Debt financing costs and related expenses	(2,697)	(44)	(43)	—	(2,784)
Other financing activities	—	1,002	(1,002)		—

Net cash provided by (used in) financing activities	13,573	(176,134)	(1,052)	(3,355)	(166,968)
Effect of exchange rate changes on cash and cash equivalents	—	—	(197)	—	(197)

(Decrease) increase in cash and cash equivalents	(4,177)	(2,674)	2,343	—	(4,508)
Cash and cash equivalents, beginning of period	102,517	6,499	8,585	—	117,601

Cash and cash equivalents, end of period	$98,340	$3,825	$10,928	$—	$113,093